Schedule of Investments (unaudited)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Glencore PLC	3,468,843	$19,887,115
Rio Tinto PLC	384,893	20,115,132
		40,002,247
Austria — 0.5%
ams-OSRAM AG(a)	107,211	606,852
ANDRITZ AG	25,860	1,201,883
AT&S Austria Technologie & Systemtechnik AG	11,976	369,878
BAWAG Group AG(b)	30,667	1,480,474
CA Immobilien Anlagen AG	26,878	848,924
Erste Group Bank AG	117,192	2,888,189
IMMOFINANZ AG(a)(c)	16,277	191,910
Kontron AG(c)	16,220	234,759
Lenzing AG	6,350	303,810
Oesterreichische Post AG(c)	14,969	425,915
OMV AG	51,428	2,367,917
Raiffeisen Bank International AG	53,351	741,964
Schoeller-Bleckmann Oilfield Equipment AG	9,470	520,941
Telekom Austria AG	89,577	520,705
UNIQA Insurance Group AG	89,138	577,689
Verbund AG	24,029	1,882,308
voestalpine AG	37,163	806,819
Wienerberger AG	44,132	1,008,805
		16,979,742
Belgium — 1.5%
Ackermans & van Haaren NV	9,151	1,274,930
Aedifica SA	14,681	1,119,613
Ageas SA/NV	55,760	1,930,310
AGFA-Gevaert NV(a)	79,528	240,439
Anheuser-Busch InBev SA/NV	296,716	14,841,849
Barco NV	29,560	638,208
Bekaert SA	14,673	408,899
bpost SA	38,618	190,892
Cofinimmo SA	12,524	1,038,684
D’ieteren Group	9,275	1,543,620
Econocom Group SA/NV	74,055	201,266
Elia Group SA/NV	12,623	1,595,955
Etablissements Franz Colruyt NV(c)	15,255	367,708
Euronav NV	72,373	1,261,735
Fagron	28,646	356,617
Galapagos NV(a)	20,446	932,544
Groupe Bruxelles Lambert NV(c)	31,670	2,334,914
Intervest Offices & Warehouses NV	7,393	160,370
KBC Ancora	16,262	578,078
KBC Group NV	84,512	4,235,381
Kinepolis Group NV(a)	6,216	234,323
Melexis NV	9,434	648,835
Montea NV	4,366	297,812
Ontex Group NV(a)	28,265	166,706
Proximus SADP	53,586	561,781
Sofina SA(c)	5,411	1,055,138
Solvay SA	24,728	2,231,476
Telenet Group Holding NV	16,212	247,172
UCB SA	42,838	3,228,605
Umicore SA	75,783	2,498,255
VGP NV	4,080	309,363
Warehouses De Pauw CVA	54,297	1,393,583
		48,125,061
Security	Shares	Value

Brazil — 0.1%
Yara International ASA	59,269	$2,645,259

Denmark — 4.2%
ALK-Abello AS(a)	57,546	951,458
Ambu A/S, Class B(c)	60,253	673,860
AP Moller - Maersk A/S, Class A	1,150	2,300,787
AP Moller - Maersk A/S, Class B, NVS	1,892	3,952,712
Bavarian Nordic A/S(a)	25,617	815,140
Carlsberg AS, Class B	33,970	3,999,818
Chemometec A/S	7,488	705,823
Chr Hansen Holding A/S	36,004	1,999,699
Coloplast A/S, Class B	40,406	4,504,063
Danske Bank A/S	230,066	3,711,191
Demant A/S(a)	35,524	970,063
Dfds A/S	14,703	446,192
DSV A/S	66,742	9,018,729
FLSmidth & Co. A/S	18,385	424,938
Genmab A/S(a)	22,844	8,799,681
GN Store Nord A/S	51,579	1,096,122
H Lundbeck AS	126,712	474,117
H Lundbeck AS, Class A(a)	31,678	107,635
ISS A/S(a)	59,942	1,100,836
Jyske Bank A/S, Registered(a)	21,619	1,166,759
Netcompany Group A/S(a)(b)	16,897	579,305
NKT A/S(a)	21,616	1,078,794
Novo Nordisk A/S, Class B	573,075	62,311,161
Novozymes A/S, Class B	70,089	3,679,011
Orsted AS(b)	64,763	5,343,320
Pandora A/S	31,682	1,666,583
Per Aarsleff Holding A/S	11,847	330,992
Ringkjoebing Landbobank A/S	10,618	1,154,842
Rockwool A/S, Class B	3,095	616,382
Royal Unibrew A/S	18,031	1,030,006
Scandinavian Tobacco Group A/S, Class A(b)	20,612	345,265
Schouw & Co. A/S	4,453	282,521
SimCorp A/S	15,786	942,592
Spar Nord Bank A/S	46,016	557,150
Sydbank AS	25,938	789,821
Topdanmark AS	16,485	760,834
Tryg A/S	122,209	2,643,287
Vestas Wind Systems A/S	350,618	6,911,966
Zealand Pharma A/S(a)	15,217	391,918
		138,635,373
Finland — 2.1%
Cargotec OYJ, Class B	15,772	593,179
Caverion OYJ	54,509	242,241
Elisa OYJ	49,633	2,398,579
Fortum OYJ	160,573	2,259,949
Huhtamaki OYJ	38,263	1,375,148
Kemira OYJ	56,058	740,211
Kesko OYJ, Class B	95,922	1,866,705
Kojamo OYJ	59,818	778,508
Kone OYJ, Class B	112,208	4,594,445
Konecranes OYJ	26,265	660,839
Metsa Board OYJ, Class B	81,198	610,806
Metso Outotec OYJ	238,954	1,813,444
Neste OYJ	146,973	6,441,600
Nokia OYJ	1,855,171	8,244,218
Nokian Renkaat OYJ	48,077	542,156
Nordea Bank Abp	1,172,247	11,197,909

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Orion OYJ, Class B	38,364	$1,765,442
Outokumpu OYJ	137,370	551,316
QT Group OYJ(a)(c)	6,997	298,844
Revenio Group OYJ	12,352	459,419
Sampo OYJ, Class A	165,213	7,554,816
Sanoma OYJ	34,233	400,746
Stora Enso OYJ, Class R	190,496	2,483,841
TietoEVRY OYJ	46,164	1,100,514
Tokmanni Group Corp.	30,840	372,891
UPM-Kymmene OYJ	180,621	6,072,016
Uponor OYJ	30,643	407,014
Valmet OYJ	61,013	1,387,633
Wartsila OYJ Abp	160,806	1,096,258
		68,310,687
France — 16.4%
Accor SA(a)	61,042	1,462,655
Aeroports de Paris(a)	11,266	1,523,508
Air France-KLM(a)(c)	460,151	605,057
Air Liquide SA	179,197	23,441,420
Airbus SE	204,604	22,138,912
ALD SA(b)(c)	40,801	435,309
Alstom SA(c)	108,860	2,240,472
Alten SA	11,270	1,316,676
Amundi SA(b)	17,203	811,636
APERAM SA	18,600	485,671
ArcelorMittal SA	184,360	4,121,118
Arkema SA	21,944	1,736,605
Atos SE(a)(c)	33,971	331,500
AXA SA	650,206	16,056,758
BioMerieux	15,075	1,333,813
BNP Paribas SA	382,807	17,951,305
Bollore SE	338,334	1,692,191
Bouygues SA	79,041	2,255,130
Bureau Veritas SA	101,295	2,506,065
Capgemini SE	57,439	9,413,718
Carrefour SA	216,934	3,491,650
CGG SA(a)	400,163	339,930
Cie. de Saint-Gobain	172,196	7,039,533
Cie. Generale des Etablissements Michelin SCA	235,444	6,000,066
Cie. Plastic Omnium SA	25,281	354,237
Coface SA(a)	56,356	627,363
Covivio	19,234	1,029,818
Credit Agricole SA	420,558	3,816,000
Danone SA	222,767	11,071,406
Dassault Aviation SA	9,642	1,432,014
Dassault Systemes SE	229,674	7,698,389
Edenred	87,306	4,475,844
Eiffage SA(c)	30,154	2,726,578
Electricite de France SA	201,703	2,382,102
Elis SA	74,583	854,117
Engie SA	631,395	8,203,937
Esker SA	3,118	409,111
EssilorLuxottica SA	99,527	15,738,020
Eurazeo SE	16,554	944,661
Euroapi SA(a)	25,800	451,473
Eurofins Scientific SE	47,214	3,022,394
Eutelsat Communications SA(c)	65,958	662,096
Faurecia SE(a)	56,417	842,252
Fnac Darty SA	8,635	266,764
Gaztransport Et Technigaz SA	10,593	1,232,374
Security	Shares	Value

France (continued)
Gecina SA	16,183	$1,442,780
Getlink SE	159,580	2,525,271
Hermes International	10,956	14,181,283
ICADE	11,587	431,023
Imerys SA	15,507	634,728
Interparfums SA	10,344	498,676
Ipsen SA	13,791	1,417,271
IPSOS	22,478	1,088,097
JCDecaux SE(a)	27,811	351,123
Kering SA	25,771	11,802,109
Klepierre SA	77,241	1,552,409
Korian SA	28,611	270,341
La Francaise des Jeux SAEM(b)	34,753	1,132,550
Legrand SA	90,440	6,891,945
L’Oreal SA	83,062	26,081,815
LVMH Moet Hennessy Louis Vuitton SE	96,163	60,678,332
McPhy Energy SA(a)(c)	10,059	114,110
Neoen SA(b)	17,762	619,541
Nexans SA	11,870	1,108,404
Nexity SA	20,595	412,523
Orange SA	674,947	6,430,836
Orpea SA(a)(c)	18,530	150,276
Pernod Ricard SA	71,796	12,601,000
Publicis Groupe SA	81,133	4,543,803
Quadient SA	17,795	250,363
Remy Cointreau SA	8,291	1,268,008
Renault SA(a)	68,010	2,093,974
Rexel SA	90,521	1,615,374
Rubis SCA	31,660	718,977
Safran SA	119,538	13,312,933
Sanofi	394,008	33,907,460
Sartorius Stedim Biotech	9,813	3,114,046
Schneider Electric SE	186,742	23,614,703
SCOR SE	53,228	800,449
SEB SA	9,171	597,046
SES SA	147,882	1,048,919
Societe BIC SA	9,827	564,130
Societe Generale SA	272,851	6,258,389
Sodexo SA	29,988	2,656,406
SOITEC(a)	9,133	1,169,431
Solutions 30 SE(a)(c)	45,022	86,774
Sopra Steria Group SACA	6,807	900,991
SPIE SA	46,325	1,083,706
Teleperformance	20,542	5,503,815
Thales SA	37,064	4,713,796
TotalEnergies SE	865,407	47,210,852
Trigano SA	4,815	492,850
Ubisoft Entertainment SA(a)	32,730	897,977
Unibail-Rodamco-Westfield(a)(c)	41,174	1,945,866
Valeo	70,693	1,164,524
Vallourec SA(a)	31,896	339,364
Valneva SE(a)(c)	37,082	250,797
Veolia Environnement SA	228,625	5,101,998
Verallia SA(b)	27,718	785,387
Vicat SA	14,680	336,513
Vinci SA	183,742	16,911,053
Virbac SA	2,323	569,247
Vivendi SE	247,726	2,027,631
Wendel SE	9,747	763,209

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Worldline SA/France(a)(b)	83,838	$3,659,231
		541,668,083
Germany — 10.8%
Aareal Bank AG(a)	26,790	847,207
adidas AG	58,987	5,758,020
ADLER Group SA(a)(b)(c)	31,561	46,797
AIXTRON SE	43,679	1,073,351
Allianz SE, Registered	143,957	25,898,502
Amadeus Fire AG	3,881	391,697
Aroundtown SA(c)	399,153	791,219
AURELIUS Equity Opportunities SE & Co. KGaA	13,502	285,488
Aurubis AG	12,459	786,166
BASF SE	313,971	14,088,079
Bayer AG, Registered	339,857	17,870,030
Bayerische Motoren Werke AG	112,961	8,866,519
Bechtle AG	31,168	1,076,747
Beiersdorf AG	34,751	3,335,928
Bilfinger SE	17,486	486,441
Brenntag SE	55,621	3,374,876
CANCOM SE	16,252	401,618
Carl Zeiss Meditec AG, Bearer	14,733	1,783,329
Commerzbank AG(a)	371,134	2,965,249
CompuGroup Medical SE & Co. KgaA	12,488	394,546
Continental AG	37,858	1,960,880
Covestro AG(b)	67,341	2,285,958
CropEnergies AG	12,191	194,287
CTS Eventim AG & Co. KGaA(a)	22,972	1,096,603
Daimler Truck Holding AG(a)	157,704	4,206,372
Delivery Hero SE(a)(b)	56,563	1,861,425
Dermapharm Holding SE	9,526	362,182
Deutsche Bank AG, Registered	711,854	6,785,209
Deutsche Boerse AG	67,151	10,920,071
Deutsche Lufthansa AG, Registered(a)	218,894	1,496,579
Deutsche Pfandbriefbank AG(b)	60,337	449,398
Deutsche Post AG, Registered	347,119	12,270,582
Deutsche Telekom AG, Registered	1,116,323	21,071,139
Draegerwerk AG & Co. KGaA	5,557	200,722
Duerr AG	22,398	592,040
E.ON SE	786,675	6,587,603
Eckert & Ziegler Strahlen- und Medizintechnik AG	7,689	303,975
Encavis AG	45,070	839,101
Evonik Industries AG	76,203	1,403,790
Evotec SE(a)	52,561	1,002,497
Fraport AG Frankfurt Airport Services Worldwide(a)	13,922	536,361
Freenet AG	54,510	1,071,458
Fresenius Medical Care AG & Co. KGaA	70,383	1,946,834
Fresenius SE & Co. KGaA	143,747	3,308,070
GEA Group AG	55,779	1,949,724
Gerresheimer AG	13,004	744,981
Grand City Properties SA	37,702	366,750
GRENKE AG(c)	11,067	225,709
Hannover Rueck SE	19,945	3,245,530
HeidelbergCement AG	48,954	2,251,237
HelloFresh SE(a)	57,813	1,155,633
Henkel AG & Co. KGaA	37,366	2,193,574
HOCHTIEF AG	7,734	410,860
Hornbach Holding AG & Co. KGaA	5,029	342,804
Hugo Boss AG	23,161	1,066,734
Hypoport SE(a)	1,550	151,397
Indus Holding AG	12,870	253,967
Security	Shares	Value

Germany (continued)
Infineon Technologies AG	456,627	$11,080,266
Jenoptik AG(c)	24,778	543,210
K+S AG, Registered	68,721	1,517,290
KION Group AG	25,190	558,469
Knorr-Bremse AG	24,514	1,103,638
Krones AG	4,804	444,915
LANXESS AG	29,322	991,605
LEG Immobilien SE	25,000	1,632,129
Mercedes-Benz Group AG	276,310	15,993,251
Merck KGaA	44,969	7,328,373
METRO AG(a)	50,013	381,518
MorphoSys AG(a)(c)	15,694	297,053
MTU Aero Engines AG	20,540	3,675,801
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	47,867	12,635,727
Nagarro SE(a)(c)	5,386	535,815
Nemetschek SE	20,848	993,969
Nordex SE(a)	52,813	492,331
Norma Group SE	13,899	220,336
PATRIZIA SE	20,194	148,214
Pfeiffer Vacuum Technology AG	2,208	311,923
ProSiebenSat.1 Media SE.	61,166	415,660
Puma SE	40,463	1,788,903
Rational AG	1,843	1,038,900
Rheinmetall AG	15,344	2,494,192
RWE AG	227,345	8,751,676
Salzgitter AG(c)	13,805	308,522
SAP SE	359,758	34,627,701
Scout24 SE(b)	30,138	1,544,421
Siemens AG, Registered	263,910	28,821,336
Siemens Healthineers AG(b)	98,190	4,498,334
Siltronic AG	6,752	419,893
Sirius Real Estate Ltd.	583,669	471,893
Sixt SE	5,887	552,163
Software AG(c)	21,639	473,396
Stabilus SE	11,614	637,142
Stratec SE	4,976	417,131
Stroeer SE & Co. KGaA	12,476	508,633
Suedzucker AG	33,415	425,838
Symrise AG	46,128	4,708,400
Synlab AG	31,565	406,432
TAG Immobilien AG	66,317	415,330
TeamViewer AG(a)(b)	55,059	528,731
Telefonica Deutschland Holding AG	468,612	1,021,058
thyssenkrupp AG(a)	160,582	845,292
TUI AG(a)(c)	478,512	722,159
Uniper SE(c)	34,236	102,483
United Internet AG, Registered	35,398	661,697
Varta AG(c)	8,189	219,454
VERBIO Vereinigte BioEnergie AG	9,622	757,955
Vitesco Technologies Group AG(a)	9,829	525,936
Volkswagen AG(c)	10,455	1,787,092
Vonovia SE	253,690	5,609,239
Vossloh AG	7,546	270,787
Zalando SE(a)(b)	77,980	1,797,296
		357,094,753
Ireland — 1.0%
AIB Group PLC	325,793	942,491
Bank of Ireland Group PLC	379,605	2,733,392
C&C Group PLC(a)	189,041	354,693

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Cairn Homes PLC(a)	453,216	$438,795
CRH PLC	265,397	9,559,022
Dalata Hotel Group PLC(a)	87,759	281,545
Flutter Entertainment PLC, Class DI(a)	58,613	7,740,975
Glanbia PLC	86,723	1,001,587
Grafton Group PLC	90,071	713,115
Kerry Group PLC, Class A	54,343	4,719,952
Kingspan Group PLC	54,187	2,731,929
Smurfit Kappa Group PLC	88,779	2,938,846
		34,156,342
Israel — 0.1%
Plus500 Ltd.	52,123	1,078,932
Tremor International Ltd.(a)(c)	43,058	168,722
		1,247,654
Italy — 3.4%
A2A SpA	634,402	703,449
ACEA SpA	22,103	278,509
Amplifon SpA	45,900	1,140,337
Anima Holding SpA(b)	130,471	404,090
Ascopiave SpA	80,911	191,426
Assicurazioni Generali SpA	374,449	5,619,393
Atlantia SpA	174,265	3,887,419
Autogrill SpA(a)	80,846	505,347
Azimut Holding SpA	46,942	755,863
Banca Generali SpA	28,241	844,227
Banca Mediolanum SpA	76,434	571,872
Banca Popolare di Sondrio SPA	202,626	726,831
Banco BPM SpA	522,649	1,581,283
BPER Banca	437,788	810,038
Brembo SpA	65,282	682,483
Brunello Cucinelli SpA	17,008	985,884
Buzzi Unicem SpA	36,216	601,069
Credito Emiliano SpA	64,837	384,421
De’ Longhi SpA	36,818	635,250
DiaSorin SpA	10,177	1,330,496
Enav SpA(b)	97,278	376,177
Enel SpA	2,744,369	12,260,049
Eni SpA	884,454	11,616,169
ERG SpA	25,509	800,136
Ferrari NV	44,056	8,685,124
FinecoBank Banca Fineco SpA	211,404	2,848,793
Gruppo MutuiOnline SpA	13,092	289,567
GVS SpA(a)(b)(c)	29,364	150,651
Hera SpA	403,191	960,675
Immobiliare Grande Distribuzione SIIQ SpA	61,858	178,176
Infrastrutture Wireless Italiane SpA(b)	123,368	1,088,866
Interpump Group SpA	27,805	1,076,484
Intesa Sanpaolo SpA	5,662,186	10,795,113
Iren SpA	381,989	567,667
Italgas SpA	188,053	968,896
Juventus Football Club SpA(a)(c)	900,164	245,763
Leonardo SpA	144,196	1,158,484
Mediobanca Banca di Credito Finanziario SpA	214,087	1,939,539
Moncler SpA	75,659	3,264,247
Nexi SpA(a)(b)	182,321	1,576,253
Pirelli & C SpA(b)	140,369	529,480
Poste Italiane SpA(b)	188,691	1,644,303
Prysmian SpA	95,919	3,121,982
Recordati Industria Chimica e Farmaceutica SpA	38,343	1,440,603
Security	Shares	Value

Italy (continued)
Reply SpA	9,518	$1,035,307
Salvatore Ferragamo SpA	25,244	371,063
Snam SpA	737,264	3,278,252
Tamburi Investment Partners SpA	94,873	667,120
Technogym SpA(b)	74,707	513,611
Telecom Italia SpA/Milano(a)(c)	3,380,250	661,318
Tenaris SA	185,311	2,900,329
Terna - Rete Elettrica Nazionale	491,281	3,258,011
Tod’s SpA(a)	5,338	166,577
UniCredit SpA	729,801	9,050,455
Unipol Gruppo SpA	182,732	786,449
		112,911,376
Netherlands — 6.7%
Aalberts NV	38,048	1,319,948
ABN AMRO Bank NV, CVA(b)	140,705	1,383,219
Adyen NV(a)(b)	7,563	10,796,930
Aegon NV	623,214	2,884,956
AerCap Holdings NV(a)(c)	49,791	2,659,337
Akzo Nobel NV	62,264	3,843,895
Alfen Beheer BV(a)(b)	9,000	954,708
Arcadis NV	30,800	1,045,261
Argenx SE(a)	19,600	7,609,707
ASM International NV	16,791	3,714,500
ASML Holding NV	141,214	66,241,595
ASR Nederland NV	49,938	2,198,914
Basic-Fit NV(a)(b)(c)	26,932	678,308
BE Semiconductor Industries NV	27,751	1,414,323
Corbion NV(c)	22,988	612,151
Davide Campari-Milano NV	177,613	1,595,022
Euronext NV(b)	30,635	1,944,368
EXOR NV, NVS(a)	37,210	2,500,548
Flow Traders(b)	14,738	354,799
Heineken Holding NV	37,464	2,556,325
Heineken NV	88,202	7,367,883
IMCD NV	20,392	2,644,728
ING Groep NV(a)	1,353,357	13,316,472
InPost SA(a)	79,652	507,751
Intertrust NV(a)(b)	36,501	719,999
Iveco Group NV(a)	76,926	415,682
JDE Peet’s NV	33,746	965,983
Just Eat Takeaway.com NV(a)(b)	37,008	635,060
Just Eat Takeaway.com NV(a)(b)(c)	25,490	437,223
Koninklijke Ahold Delhaize NV	362,576	10,111,616
Koninklijke DSM NV	61,256	7,205,563
Koninklijke KPN NV	1,182,772	3,308,338
Koninklijke Philips NV	298,597	3,787,666
Koninklijke Vopak NV	26,924	550,111
NN Group NV	97,279	4,119,030
NSI NV	13,508	322,975
OCI NV	41,673	1,593,904
Pharming Group NV(a)(c)	359,854	372,300
PostNL NV	162,138	253,858
Prosus NV	289,396	12,513,965
QIAGEN NV(a)	79,335	3,425,935
Randstad NV	42,224	2,104,410
RHI Magnesita NV	15,110	321,177
SBM Offshore NV	61,434	831,412
Shop Apotheke Europe NV(a)(b)	5,541	229,451
Signify NV(b)	45,181	1,251,747
Stellantis NV	761,969	10,280,155

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Technip Energies NV	50,943	$657,611
TKH Group NV	19,101	675,454
TomTom NV(a)	35,170	274,926
Universal Music Group NV	250,132	4,911,454
Wolters Kluwer NV	89,691	9,530,432
		221,953,085
Norway — 1.6%
Adevinta ASA(a)	102,678	702,869
Aker ASA, Class A	10,234	722,149
Aker BP ASA	118,324	3,758,721
Aker Carbon Capture ASA(a)	174,206	196,038
Atea ASA	50,111	557,610
Austevoll Seafood ASA	50,191	371,917
Bakkafrost P/F	19,881	994,405
Borregaard ASA	46,360	623,325
BW Energy Ltd.(a)	53,991	136,047
BW Offshore Ltd.	81,147	206,185
Crayon Group Holding ASA(a)(b)	40,154	332,901
DNB Bank ASA	313,451	5,543,969
Entra ASA(b)	32,043	292,071
Equinor ASA	346,854	12,637,181
Frontline Ltd./Bermuda	42,374	529,558
Gjensidige Forsikring ASA	69,291	1,266,551
Golden Ocean Group Ltd.	53,393	438,291
Kahoot! ASA(a)(c)	138,988	296,350
Kongsberg Gruppen ASA	39,523	1,417,311
Leroy Seafood Group ASA	106,198	489,007
Mowi ASA	158,454	2,365,049
MPC Container Ships AS.	132,119	208,417
NEL ASA(a)(c)	547,873	669,682
Nordic Semiconductor ASA(a)	62,223	878,421
Norsk Hydro ASA	498,215	3,161,832
Norwegian Air Shuttle ASA(a)(c)	253,333	202,858
Nykode Therapeutics AS(a)	69,140	166,081
Orkla ASA	263,992	1,780,667
REC Silicon ASA(a)	141,023	270,943
Salmar ASA	25,624	868,696
Scatec ASA(b)	47,859	339,016
Schibsted ASA, Class A	21,921	338,329
Schibsted ASA, Class B	36,706	545,713
SpareBank 1 SMN	79,523	858,390
SpareBank 1 SR-Bank ASA	98,699	1,005,070
Storebrand ASA	166,938	1,298,669
Telenor ASA	226,199	2,055,666
TGS ASA	51,725	704,227
TOMRA Systems ASA	85,698	1,384,159
Veidekke ASA	51,488	428,253
		51,042,594
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	3,361,056	478,866
EDP - Energias de Portugal SA	961,060	4,199,173
Galp Energia SGPS SA	191,455	1,943,861
Jeronimo Martins SGPS SA	96,269	1,992,095
Navigator Co. SA (The)	146,684	558,844
REN - Redes Energeticas Nacionais SGPS SA	305,095	789,653
Sonae SGPS SA	723,640	694,980
		10,657,472
Spain — 3.8%
Acciona SA	9,015	1,623,255
Security	Shares	Value

Spain (continued)
Acerinox SA	68,353	$599,049
ACS Actividades de Construccion y Servicios SA	82,983	2,129,448
Aena SME SA(a)(b)	25,479	2,994,583
Amadeus IT Group SA(a)	154,739	8,070,453
Applus Services SA	59,445	351,025
Banco Bilbao Vizcaya Argentaria SA	2,291,935	11,823,607
Banco de Sabadell SA	1,967,869	1,548,327
Banco Santander SA	5,872,609	15,230,468
Bankinter SA	231,639	1,401,175
Befesa SA(b)	16,224	563,497
CaixaBank SA	1,564,083	5,186,567
Cellnex Telecom SA(b)	189,345	6,197,306
Cia. de Distribucion Integral Logista Holdings SA	35,408	732,290
Cie. Automotive SA	30,142	767,813
Corp Financiera Alba SA	10,477	465,925
Ebro Foods SA	28,223	440,085
EDP Renovaveis SA	98,047	2,063,152
Enagas SA	76,645	1,244,247
Endesa SA	108,979	1,820,825
Faes Farma SA	167,494	632,204
Ferrovial SA	169,099	4,132,501
Fluidra SA	36,014	489,101
Global Dominion Access SA(b)	30,387	111,411
Grifols SA(a)(c)	101,530	863,774
Grupo Catalana Occidente SA	20,850	566,268
Iberdrola SA	2,051,360	20,860,841
Indra Sistemas SA	54,825	490,337
Industria de Diseno Textil SA	373,652	8,481,227
Inmobiliaria Colonial Socimi SA	112,748	594,611
Lar Espana Real Estate Socimi SA	65,232	254,316
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	244,129	228,806
Mapfre SA	372,313	638,588
Merlin Properties Socimi SA	130,595	1,106,998
Miquel y Costas & Miquel SA(c)	30,886	327,207
Naturgy Energy Group SA	50,679	1,300,551
Neinor Homes SA(b)	24,271	194,038
Prosegur Cia. de Seguridad SA	111,842	208,277
Red Electrica Corp. SA	130,938	2,118,014
Repsol SA	526,249	7,159,336
Sacyr SA	213,080	522,712
Siemens Gamesa Renewable Energy SA(a)	84,686	1,501,369
Solaria Energia y Medio Ambiente SA(a)	30,887	488,513
Telefonica SA	1,803,597	6,217,349
Unicaja Banco SA(b)	526,647	466,867
Viscofan SA	17,280	1,028,972
		126,237,285
Sweden — 5.6%
AAK AB	69,491	1,013,001
AddLife AB	39,043	364,988
AddTech AB, Class B	97,278	1,175,442
AFRY AB	39,912	535,970
Alfa Laval AB	100,164	2,465,567
Alleima AB, NVS(a)	72,942	248,531
Arjo AB, Class B	91,351	364,398
Assa Abloy AB, Class B	340,464	6,874,673
Atlas Copco AB, Class A	920,120	9,820,669
Atlas Copco AB, Class B	533,088	5,155,578
Avanza Bank Holding AB	47,104	939,585
Axfood AB	43,170	1,068,829

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Beijer Ref AB(c)	89,727	$1,390,986
Bilia AB, Class A	38,011	402,621
Billerud AB	83,309	1,075,494
Biotage AB	37,698	618,753
Boliden AB	98,582	2,866,853
Bonava AB, Class B	39,148	114,506
Bravida Holding AB(b)	91,072	853,246
Bure Equity AB	21,835	421,373
Calliditas Therapeutics AB, Class B(a)	26,388	200,797
Castellum AB	84,320	964,122
Catena AB	13,148	446,544
Cint Group AB(a)	69,634	366,748
Corem Property Group AB, Class B	276,310	172,003
Dometic Group AB(b)	139,244	797,238
Electrolux AB, Class B	78,522	968,740
Electrolux Professional AB, Class B	120,493	454,902
Elekta AB, Class B	127,389	647,490
Embracer Group AB(a)(c)	247,049	1,188,491
Epiroc AB, Class A	230,127	3,522,887
Epiroc AB, Class B	132,249	1,775,730
EQT AB	102,112	2,009,558
Essity AB, Class B	210,676	4,451,237
Evolution AB(b)	65,625	6,121,675
Fabege AB	91,887	667,099
Fastighets AB Balder, Class B(a)	220,422	827,385
Fingerprint Cards AB, Class B(a)	129,715	61,355
Fortnox AB	211,134	897,278
Getinge AB, Class B	82,205	1,668,185
Granges AB	50,432	340,805
H & M Hennes & Mauritz AB, Class B	252,761	2,545,848
Hexagon AB, Class B	686,318	6,784,862
Hexatronic Group AB	66,397	898,560
Hexpol AB	107,874	1,064,730
Holmen AB, Class B	34,604	1,255,793
Hufvudstaden AB, Class A	46,151	549,972
Humble Group AB(a)	98,860	75,390
Husqvarna AB, Class B	148,661	882,622
Industrivarden AB, Class A	46,052	1,042,981
Industrivarden AB, Class C	64,047	1,438,202
Indutrade AB	100,395	1,757,711
Instalco AB	99,442	398,894
Intrum AB(c)	25,567	321,689
Investment AB Latour, Class B	52,865	893,010
Investor AB, Class A	169,598	2,883,972
Investor AB, Class B	633,086	10,332,350
JM AB	26,039	392,067
Kambi Group PLC, Class B(a)	14,938	236,194
Kindred Group PLC	88,837	770,646
Kinnevik AB, Class B(a)	84,404	1,042,680
L E Lundbergforetagen AB, Class B	26,356	1,040,209
Lifco AB, Class B	88,367	1,276,888
Lindab International AB	35,760	380,384
Loomis AB	28,602	800,814
Millicom International Cellular SA, SDR(a)(c)	63,619	690,483
MIPS AB	12,908	417,472
Modern Times Group MTG AB, Class B	44,426	333,056
Munters Group AB(b)	68,750	536,377
Mycronic AB	35,121	551,191
NCC AB, Class B	37,058	308,784
Nibe Industrier AB, Class B	527,586	4,208,433
Security	Shares	Value

Sweden (continued)
Nobia AB	80,721	$134,422
Nolato AB, Class B	91,948	387,822
Nordnet AB publ	54,654	677,044
Nyfosa AB	77,354	462,277
Pandox AB(a)	44,009	538,940
Paradox Interactive AB	16,909	292,055
Peab AB, Class B	76,749	398,223
PowerCell Sweden AB(a)	22,424	246,294
Ratos AB, Class B	112,632	421,591
Re:NewCell AB(a)(c)	9,286	48,573
Saab AB, Class B	26,911	950,874
Sagax AB, Class B	75,509	1,391,430
Samhallsbyggnadsbolaget i Norden AB(c)	464,962	638,804
Sandvik AB	364,612	5,697,699
Scandic Hotels Group AB(a)(b)	91,873	291,350
Sdiptech AB, Class B(a)	14,170	273,225
Sectra AB, NVS	63,533	842,249
Securitas AB, Class B(c)	192,406	1,572,112
Sinch AB(a)(b)(c)	204,762	480,773
Skandinaviska Enskilda Banken AB, Class A	554,302	5,844,223
Skanska AB, Class B	112,153	1,744,130
SKF AB, Class B	129,730	1,877,921
SSAB AB, Class A	94,064	452,454
SSAB AB, Class B	212,000	985,041
Stillfront Group AB(a)	192,644	374,953
Storskogen Group AB	479,055	349,780
Storytel AB(a)(c)	19,925	70,401
Surgical Science Sweden AB(a)	22,749	327,935
Svenska Cellulosa AB SCA, Class B	218,057	2,572,589
Svenska Handelsbanken AB, Class A	506,439	4,705,339
Sweco AB, Class B	71,796	539,448
Swedbank AB, Class A	305,973	4,561,460
Swedish Match AB	536,537	5,518,223
Swedish Orphan Biovitrum AB(a)	67,315	1,239,902
Tele2 AB, Class B	197,745	1,620,721
Telefonaktiebolaget LM Ericsson, Class B	1,024,475	5,695,409
Telia Co. AB	941,254	2,494,102
Thule Group AB(b)	43,932	865,487
Trelleborg AB, Class B	88,418	1,946,881
Troax Group AB	20,233	300,295
Viaplay Group AB, Class B(a)	27,504	502,122
Vitec Software Group AB, Class B	16,613	609,583
Vitrolife AB	28,587	462,020
Volvo AB, Class A	67,819	1,158,459
Volvo AB, Class B	521,683	8,538,347
Volvo Car AB, Class B(a)(c)	207,541	880,821
Wallenstam AB, Class B	137,128	483,800
Wihlborgs Fastigheter AB	114,263	748,563
		185,649,762
Switzerland — 15.7%
ABB Ltd., Registered	565,039	15,691,302
Accelleron Industries AG, NVS	28,251	479,055
Adecco Group AG, Registered	55,590	1,739,743
Alcon Inc.	173,018	10,534,261
Allreal Holding AG, Registered	5,186	742,876
ALSO Holding AG, Registered	3,353	526,981
Arbonia AG(c)	28,584	347,422
Aryzta AG(a)	436,954	447,921
Bachem Holding AG, Class A(c)	11,548	828,062
Baloise Holding AG, Registered	17,270	2,359,464

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Banque Cantonale Vaudoise, Registered	10,809	$961,953
Barry Callebaut AG, Registered	1,330	2,516,243
Belimo Holding AG, Registered	3,585	1,460,197
BKW AG	7,325	854,554
Bossard Holding AG, Class A, Registered	2,722	540,423
Bucher Industries AG, Registered	3,060	1,031,726
Burckhardt Compression Holding AG	1,580	683,505
Bystronic AG, Registered	634	364,167
Cembra Money Bank AG	12,364	896,626
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	413	3,963,576
Chocoladefabriken Lindt & Spruengli AG, Registered	38	3,693,176
Cie. Financiere Richemont SA, Class A, Registered	181,782	17,766,196
Clariant AG, Registered	76,335	1,226,765
Coca-Cola HBC AG, Class DI	67,503	1,474,488
Comet Holding AG, Registered	3,417	543,979
Credit Suisse Group AG, Registered	913,983	3,786,138
Daetwyler Holding AG, Bearer	3,088	548,041
DKSH Holding AG	14,403	1,039,040
dormakaba Holding AG	1,331	422,480
Dufry AG, Registered(a)	29,072	959,013
Emmi AG, Registered	1,028	820,298
EMS-Chemie Holding AG, Registered	2,499	1,571,348
Flughafen Zurich AG, Registered(a)	7,396	1,147,387
Forbo Holding AG, Registered	633	766,260
Galenica AG(b)	19,578	1,406,640
Geberit AG, Registered	12,226	5,434,913
Georg Fischer Ltd.	28,016	1,551,660
Givaudan SA, Registered	3,190	9,528,337
Helvetia Holding AG, Registered	15,001	1,489,634
Holcim AG	193,703	8,800,375
Huber + Suhner AG, Registered	9,613	856,245
Idorsia Ltd.(a)(c)	42,019	650,543
Implenia AG, Registered(a)	6,413	240,751
Inficon Holding AG, Registered	780	620,190
Interroll Holding AG, Registered	281	591,977
Julius Baer Group Ltd.	76,053	3,648,936
Kardex Holding AG, Registered	3,153	482,161
Kuehne + Nagel International AG, Registered	18,685	3,977,404
Landis+Gyr Group AG	10,181	586,700
Logitech International SA, Registered	59,420	2,955,070
Lonza Group AG, Registered	25,533	13,143,977
Medmix AG(b)	13,514	237,903
Meyer Burger Technology AG(a)(c)	943,273	451,868
Mobimo Holding AG, Registered	2,520	587,811
Nestle SA, Registered	974,630	106,097,054
Novartis AG, Registered	748,249	60,526,392
OC Oerlikon Corp. AG, Registered	87,488	565,096
Partners Group Holding AG	7,728	6,936,521
PolyPeptide Group AG(b)	6,325	183,910
PSP Swiss Property AG, Registered	15,568	1,663,126
Roche Holding AG, Bearer	9,281	3,767,066
Roche Holding AG, NVS	243,341	80,740,087
Schindler Holding AG, Participation Certificates, NVS	14,431	2,353,205
Schindler Holding AG, Registered	6,676	1,050,937
Schweiter Technologies AG, Bearer	496	332,293
Sensirion Holding AG(a)(b)	3,985	362,564
SFS Group AG	7,119	643,760
SGS SA, Registered	2,196	4,841,106
Siegfried Holding AG, Registered	1,767	1,051,856
Security	Shares	Value

Switzerland (continued)
Siemens Energy AG(a)(c)	151,989	$1,771,829
SIG Group AG	109,220	2,099,544
Sika AG, Registered	50,973	11,493,175
Softwareone Holding AG	40,574	456,629
Sonova Holding AG, Registered	19,360	4,576,000
St. Galler Kantonalbank AG, Class A, Registered	1,450	682,626
Stadler Rail AG(c)	18,415	541,874
STMicroelectronics NV	239,321	7,441,433
Straumann Holding AG	39,108	3,721,959
Sulzer AG, Registered(c)	11,304	753,917
Swatch Group AG (The), Bearer	10,038	2,255,633
Swatch Group AG (The), Registered	18,547	774,870
Swiss Life Holding AG, Registered	11,126	5,387,455
Swiss Prime Site AG, Registered	26,480	2,136,749
Swiss Re AG	103,452	7,684,907
Swisscom AG, Registered	8,735	4,313,248
Swissquote Group Holding SA, Registered	4,646	550,324
Tecan Group AG, Registered	4,732	1,735,856
Temenos AG, Registered	22,349	1,331,079
UBS Group AG, Registered	1,209,495	19,175,517
Valiant Holding AG, Registered	8,269	809,928
VAT Group AG(b)	9,825	2,243,059
Vontobel Holding AG, Registered	13,878	780,924
Zur Rose Group AG(a)(c)	3,694	99,795
Zurich Insurance Group AG	51,703	22,034,468
		515,945,532
United Kingdom — 23.6%
3i Group PLC	353,395	4,706,643
888 Holdings PLC	146,102	155,508
Abcam PLC(a)	82,121	1,271,179
abrdn PLC	897,128	1,634,728
Admiral Group PLC	59,543	1,376,969
Airtel Africa PLC(b)	434,076	561,870
AJ Bell PLC	108,390	403,148
Anglo American PLC	441,591	13,227,505
Antofagasta PLC	141,300	1,904,075
AO World PLC(a)(c)	130,221	66,754
Ascential PLC(a)	177,357	390,636
Ashmore Group PLC	162,899	385,763
Ashtead Group PLC	152,856	7,962,731
ASOS PLC(a)(c)	24,480	157,632
Associated British Foods PLC	118,699	1,839,748
Assura PLC	1,324,753	848,787
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	149,615	180,805
AstraZeneca PLC	538,058	63,131,485
Auction Technology Group PLC(a)	54,438	465,894
Auto Trader Group PLC(b)	332,932	1,992,855
AVEVA Group PLC	46,052	1,648,118
Aviva PLC	972,841	4,666,353
Avon Protection PLC	12,295	146,639
B&M European Value Retail SA	315,518	1,166,023
Babcock International Group PLC(a)	96,640	305,253
BAE Systems PLC	1,091,640	10,210,723
Balfour Beatty PLC	253,293	867,362
Barclays PLC	5,744,592	9,761,508
Barratt Developments PLC	351,671	1,516,787
Beazley PLC	220,251	1,579,598
Bellway PLC	43,895	933,522
Berkeley Group Holdings PLC	40,739	1,620,896
Big Yellow Group PLC	70,763	910,547

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Bodycote PLC	71,058	$403,861
boohoo Group PLC(a)(c)	357,179	165,994
BP PLC	6,744,072	37,312,261
Breedon Group PLC	627,651	376,494
Bridgepoint Group PLC(b)	229,304	524,063
British American Tobacco PLC	750,930	29,656,814
British Land Co. PLC (The)	316,648	1,328,303
Britvic PLC	101,888	850,048
BT Group PLC	2,485,820	3,704,445
Bunzl PLC	115,992	3,779,656
Burberry Group PLC	141,305	2,944,386
Burford Capital Ltd.	76,574	619,049
Bytes Technology Group PLC	86,985	358,318
Capita PLC(a)	594,006	165,280
Capital & Counties Properties PLC	343,762	422,216
Capricorn Energy PLC(a)	111,618	316,937
Carnival PLC(a)	54,688	434,515
Centamin PLC	513,407	521,927
Centrica PLC	2,250,382	1,977,436
Ceres Power Holdings PLC(a)(c)	61,392	231,028
Close Brothers Group PLC	51,987	585,690
CMC Markets PLC(b)	61,765	173,852
CNH Industrial NV	361,906	4,682,006
Coats Group PLC	654,947	454,377
Coca-Cola Europacific Partners PLC	73,457	3,456,152
Compass Group PLC	612,539	12,901,183
Computacenter PLC	35,221	730,787
ConvaTec Group PLC(b)	587,487	1,470,025
Countryside Partnerships PLC(a)(b)	180,030	438,598
Cranswick PLC	20,955	715,444
Crest Nicholson Holdings PLC	116,207	269,364
Croda International PLC	48,114	3,727,369
Currys PLC	469,387	350,574
CVS Group PLC	38,872	840,250
DCC PLC	34,774	1,929,986
Dechra Pharmaceuticals PLC	39,109	1,175,705
Deliveroo PLC(a)(b)	336,019	335,868
Derwent London PLC	38,064	942,057
Diageo PLC	796,203	32,765,713
Diploma PLC	49,449	1,406,471
Direct Line Insurance Group PLC	433,821	1,002,316
Diversified Energy Co. PLC	546,196	787,983
Domino’s Pizza Group PLC	163,771	423,559
Dr. Martens PLC	211,093	600,326
Drax Group PLC	145,145	866,750
DS Smith PLC	469,838	1,566,872
Dunelm Group PLC	55,014	546,991
easyJet PLC(a)	113,205	450,747
Elementis PLC(a)	246,703	260,804
EMIS Group PLC	19,772	421,293
Energean PLC	60,314	989,795
Entain PLC	207,241	2,998,066
Essentra PLC	149,775	385,590
Euromoney Institutional Investor PLC	47,868	794,933
Experian PLC	315,748	10,067,707
Ferguson PLC	74,871	8,165,332
Ferrexpo PLC	113,172	132,736
Fevertree Drinks PLC(c)	39,513	431,943
Firstgroup PLC(c)	398,961	478,985
Forterra PLC(b)	101,091	253,309
Security	Shares	Value

United Kingdom (continued)
Frasers Group PLC(a)	94,957	$704,596
Future PLC	43,609	611,163
Games Workshop Group PLC	14,318	1,050,995
Gamma Communications PLC	33,239	406,947
GB Group PLC	109,308	477,162
Genuit Group PLC	119,160	348,237
Genus PLC	24,899	727,686
Grainger PLC	299,412	779,440
Great Portland Estates PLC	98,211	578,933
Greatland Gold PLC(a)	2,176,583	196,693
Greggs PLC	39,591	917,776
GSK PLC	1,410,663	23,108,182
Haleon PLC(a)	1,744,015	5,347,937
Halfords Group PLC	93,786	189,617
Halma PLC	127,543	3,092,826
Hammerson PLC(c)	1,164,180	255,223
Harbour Energy PLC	181,409	787,284
Hargreaves Lansdown PLC	109,567	957,572
Hays PLC	610,017	769,115
Helical PLC	77,836	294,566
Helios Towers PLC(a)	285,653	410,424
Hikma Pharmaceuticals PLC	61,200	878,540
Hill & Smith Holdings PLC	38,452	434,658
Hiscox Ltd.	126,710	1,305,330
Hochschild Mining PLC	147,592	90,181
HomeServe PLC	108,161	1,472,128
Howden Joinery Group PLC	206,897	1,218,746
HSBC Holdings PLC	6,980,467	35,824,101
IG Group Holdings PLC	136,593	1,245,900
IMI PLC	94,200	1,326,983
Impax Asset Management Group PLC	35,933	275,641
Imperial Brands PLC	314,208	7,653,814
Inchcape PLC	143,576	1,224,832
Indivior PLC, NVS	57,686	1,092,673
Informa PLC	531,920	3,389,350
IntegraFin Holdings PLC	126,349	365,140
InterContinental Hotels Group PLC	64,110	3,444,675
Intermediate Capital Group PLC	103,564	1,261,074
International Distributions Services PLC	263,245	608,985
Intertek Group PLC	55,559	2,327,530
Investec PLC	259,701	1,301,542
IP Group PLC	432,504	291,474
ITM Power PLC(a)(c)	169,658	160,271
ITV PLC	1,281,526	986,719
IWG PLC(a)	342,953	518,389
J D Wetherspoon PLC(a)	43,533	225,963
J Sainsbury PLC	595,823	1,328,145
JD Sports Fashion PLC	969,668	1,083,536
JET2 PLC(a)	59,450	579,791
John Wood Group PLC(a)	245,181	394,219
Johnson Matthey PLC	64,777	1,437,893
Jupiter Fund Management PLC	165,213	196,563
Just Group PLC	446,211	296,388
Kainos Group PLC	43,246	614,037
Keywords Studios PLC	35,030	968,687
Kingfisher PLC	722,529	1,815,305
Lancashire Holdings Ltd.	98,017	556,260
Land Securities Group PLC	253,821	1,659,706
Learning Technologies Group PLC	287,916	355,276
Legal & General Group PLC	2,173,934	5,815,838

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Liontrust Asset Management PLC	33,223	$325,375
Lloyds Banking Group PLC	24,271,912	11,656,999
London Stock Exchange Group PLC	115,492	10,011,077
LondonMetric Property PLC	434,416	931,113
LXI REIT PLC	924,419	1,290,490
M&G PLC	905,515	1,819,745
Man Group PLC/Jersey	517,634	1,287,670
Marks & Spencer Group PLC(a)	687,263	832,327
Marshalls PLC	79,775	230,911
Marston’s PLC(a)	272,516	109,570
Mediclinic International PLC	161,124	916,590
Melrose Industries PLC	1,527,085	2,048,405
Micro Focus International PLC	123,730	737,756
Mitchells & Butlers PLC(a)	111,942	149,229
Mitie Group PLC	569,676	467,702
Mondi PLC	166,030	2,785,729
Moneysupermarket.com Group PLC	202,046	425,004
National Express Group PLC(a)	224,282	434,773
National Grid PLC	1,248,303	13,600,406
NatWest Group PLC, NVS	1,860,522	5,010,946
Network International Holdings PLC(a)(b)	175,932	655,716
Next PLC	47,727	2,695,603
Ninety One PLC	198,699	463,939
NMC Health PLC, NVS(d)	42,009	—
Ocado Group PLC(a)	205,087	1,111,837
OSB Group PLC	171,858	819,001
Oxford Nanopore Technologies PLC(a)	114,814	345,856
Pagegroup PLC	132,027	636,815
Pantheon Resources PLC(a)(c)	356,676	409,318
Paragon Banking Group PLC	144,670	707,801
Pearson PLC	237,698	2,627,303
Penno Group PLC	96,400	926,375
Persimmon PLC	106,560	1,594,549
Petrofac Ltd.(a)(c)	202,612	250,247
Pets at Home Group PLC	199,350	659,136
Phoenix Group Holdings PLC	239,604	1,491,289
Playtech PLC(a)	93,154	553,535
Primary Health Properties PLC	668,978	852,341
Provident Financial PLC	104,227	195,188
Prudential PLC	933,683	8,673,596
QinetiQ Group PLC	213,224	878,880
Quilter PLC(b)	515,700	571,652
Rathbones Group PLC	24,798	532,934
Reach PLC	115,233	121,379
Reckitt Benckiser Group PLC	246,223	16,340,332
Redde Northgate PLC	118,629	453,025
Redrow PLC	102,852	494,926
RELX PLC	661,052	17,756,176
Renishaw PLC	14,540	583,442
Rentokil Initial PLC	871,433	5,437,833
Restaurant Group PLC (The)(a)	313,335	114,239
Rightmove PLC	291,466	1,641,300
Rolls-Royce Holdings PLC(a)	2,902,740	2,603,359
Rotork PLC	307,156	900,298
RS GROUP PLC	169,348	1,863,407
RWS Holdings PLC	119,500	420,137
S4 Capital PLC(a)	148,785	299,718
Safestore Holdings PLC	86,857	899,871
Sage Group PLC (The)	350,763	2,923,515
Savills PLC	64,849	612,693
Security	Shares	Value

United Kingdom (continued)
Schroders PLC	185,020	$830,741
Segro PLC	410,965	3,698,685
Senior PLC	216,238	322,376
Serco Group PLC	487,390	911,555
Severn Trent PLC	88,533	2,540,872
Shaftesbury PLC	86,743	364,276
Shell PLC	2,589,908	71,744,555
Smart Metering Systems PLC	74,446	624,942
Smith & Nephew PLC	299,540	3,539,634
Smiths Group PLC	136,606	2,446,960
Softcat PLC	53,223	683,833
Spectris PLC	41,632	1,442,922
Spirax-Sarco Engineering PLC	25,334	3,121,997
Spire Healthcare Group PLC(a)(b)	185,437	460,653
Spirent Communications PLC	259,385	769,957
SSE PLC	364,179	6,508,198
SSP Group PLC(a)	295,496	687,100
St. James’s Place PLC	178,373	2,178,210
Standard Chartered PLC	889,857	5,316,661
Subsea 7 SA	97,837	976,109
Supermarket Income Reit PLC	587,630	690,824
Synthomer PLC	144,998	187,584
Tate & Lyle PLC	151,272	1,215,498
Taylor Wimpey PLC	1,268,399	1,363,691
Telecom Plus PLC	25,395	617,356
Tesco PLC	2,628,976	6,493,256
THG PLC(a)	255,541	155,799
TP ICAP Group PLC	277,152	584,822
Trainline PLC(a)(b)	185,290	706,956
Travis Perkins PLC	75,348	710,154
Tritax Big Box REIT PLC	707,814	1,138,124
Unilever PLC	878,689	39,940,228
UNITE Group PLC (The)	126,641	1,293,631
United Utilities Group PLC	237,017	2,554,140
Vesuvius PLC	85,762	333,609
Victoria PLC(a)(c)	37,841	218,716
Victrex PLC	31,531	598,861
Virgin Money UK PLC	491,191	765,561
Vistry Group PLC	90,972	629,090
Vodafone Group PLC	9,242,899	10,790,177
Weir Group PLC (The)	93,057	1,621,408
WH Smith PLC(a)	54,818	741,105
Whitbread PLC	75,284	2,215,765
Wickes Group PLC	173,486	252,273
Workspace Group PLC	59,455	278,766
WPP PLC	393,443	3,462,356
YouGov PLC	40,469	414,233
		778,441,837
United States — 0.0%
NortonLifeLock Inc., NVS	1	22

Total Common Stocks — 98.6%
(Cost: $4,258,314,123)		3,251,704,166

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,969	1,546,335
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	39,532	4,043,485

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fuchs Petrolub SE, Preference Shares, NVS	30,566	$875,381
Henkel AG & Co. KGaA, Preference Shares, NVS	61,422	3,869,496
Jungheinrich AG, Preference Shares, NVS	19,877	493,964
Porsche Automobil Holding SE, Preference Shares, NVS	54,067	3,020,844
Sartorius AG, Preference Shares, NVS	8,801	3,103,147
Sixt SE, Preference Shares, NVS	5,574	324,660
Volkswagen AG, Preference Shares, NVS	64,829	8,298,199
		25,575,511

Total Preferred Stocks — 0.8%
(Cost: $37,223,036)		25,575,511
Total Long-Term Investments — 99.4%
(Cost: $4,295,537,159)		3,277,279,677

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	30,341,837	30,335,768
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	280,000	280,000

Total Short-Term Securities — 0.9%
(Cost: $30,612,861)		30,615,768

Total Investments — 100.3%
(Cost: $4,326,150,020)		3,307,895,445

Liabilities in Excess of Other Assets — (0.3)%		(9,509,097)

Net Assets — 100.0%		$3,298,386,348

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,755,367	$—	$(8,419,632	)(a)	$2,702	$(2,669)	$30,335,768	30,341,837	$164,227	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	390,000	—	(110,000	)(a)	—	—	280,000	280,000	3,238		—
					$2,702	$(2,669)	$30,615,768		$167,465		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	357	12/16/22	$12,747	$150,858
FTSE 100 Index	99	12/16/22	8,076	(374,566)
				$(223,708)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,236,970	$3,219,467,196	$—	$3,251,704,166
Preferred Stocks	4,043,485	21,532,026	—	25,575,511
Money Market Funds	30,615,768	—	—	30,615,768
	$66,896,223	$3,240,999,222	$—	$3,307,895,445
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$150,858	$—	$150,858
Liabilities
Futures Contracts	—	(374,566)	—	(374,566)
	$—	$(223,708)	$—	$(223,708)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt